Average Annual Total Returns - American Century ETF Trust		12 Months Ended	22 Months Ended	42 Months Ended
	Jan. 01, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (Inception Date 6.29.21)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%		(2.02%)
Bloomberg U.S. Aggregate Bond Index (Inception Date 3.14.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.25%	2.84%
Bloomberg U.S. 1-3 Month Treasury Bill Index (Inception Date 3.14.23)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.32%	5.30%
American Century Core Plus Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.22%		0.61%
Performance Inception Date	Jun. 29, 2021
American Century Core Plus Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.70%		(1.33%)
Performance Inception Date	Jun. 29, 2021
American Century Core Plus Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.06%		(0.37%)
Performance Inception Date	Jun. 29, 2021
American Century Ultrashort Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.48%	6.92%
Performance Inception Date	Mar. 14, 2023
American Century Ultrashort Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.90%	4.30%
Performance Inception Date	Mar. 14, 2023
American Century Ultrashort Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.81%	4.16%
Performance Inception Date	Mar. 14, 2023